Quarterly Holdings Report
for
Fidelity Advisor® Global Equity Income Fund
January 31, 2022
AGED-NPRT1-0422
1.938156.109
Common Stocks - 95.6%
	Shares	Value ($)
Bailiwick of Guernsey - 0.5%
Amdocs Ltd.	2,167	164,454
Bailiwick of Jersey - 0.8%
Experian PLC	1,277	53,338
WPP PLC	13,696	214,760
TOTAL BAILIWICK OF JERSEY		268,098
Belgium - 0.6%
KBC Groep NV	1,652	143,673
UCB SA	567	56,419
TOTAL BELGIUM		200,092
Bermuda - 0.3%
Hiscox Ltd.	8,293	109,006
Brazil - 0.5%
Equatorial Energia SA	37,511	162,191
Canada - 4.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	5,062	204,168
Canadian Natural Resources Ltd.	5,425	275,955
Constellation Software, Inc.	120	206,681
Imperial Oil Ltd.	6,812	278,718
Lundin Mining Corp.	9,632	80,245
Nutrien Ltd.	799	55,804
Open Text Corp.	3,618	173,165
Shaw Communications, Inc. Class B	4,386	130,736
Suncor Energy, Inc.	10,281	293,754
TOTAL CANADA		1,699,226
Cayman Islands - 1.2%
51job, Inc. sponsored ADR (a)	1,297	65,369
HKBN Ltd.	238,045	298,954
SITC International Holdings Co. Ltd.	12,254	46,707
TOTAL CAYMAN ISLANDS		411,030
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	565	169,024
TravelSky Technology Ltd. (H Shares)	37,507	70,290
TOTAL CHINA		239,314
Denmark - 0.2%
A.P. Moller - Maersk A/S Series B	18	64,659
Finland - 0.9%
Elisa Corp. (A Shares)	5,701	334,887
France - 4.3%
Capgemini SA	1,836	412,763
Edenred SA	1,700	73,019
Elior SA (a)(b)	7,397	44,620
LVMH Moet Hennessy Louis Vuitton SE	433	355,656
Sanofi SA	3,077	321,737
Teleperformance	272	102,432
Vicat SA	1,747	72,396
VINCI SA	1,327	145,448
TOTAL FRANCE		1,528,071
Germany - 2.3%
Deutsche Post AG	4,197	252,578
Deutsche Telekom AG	7,360	138,949
DWS Group GmbH & Co. KGaA (b)	2,576	103,694
Linde PLC	518	164,734
Siemens AG	934	148,292
TOTAL GERMANY		808,247
Hong Kong - 0.6%
AIA Group Ltd.	20,537	214,402
India - 2.0%
HDFC Bank Ltd. sponsored ADR	1,237	84,895
Petronet LNG Ltd.	32,745	94,194
Redington (India) Ltd.	64,898	142,083
Reliance Industries Ltd.	12,370	398,900
TOTAL INDIA		720,072
Indonesia - 0.3%
PT Bank Central Asia Tbk	195,649	104,065
Ireland - 2.4%
Accenture PLC Class A	1,440	509,155
Johnson Controls International PLC	2,010	146,067
Linde PLC	635	202,362
TOTAL IRELAND		857,584
Japan - 6.0%
Daiichikosho Co. Ltd.	4,214	119,408
FUJIFILM Holdings Corp.	1,344	90,096
Fujitsu Ltd.	611	80,773
Hitachi Ltd.	4,152	215,805
Hoya Corp.	2,715	352,050
Inaba Denki Sangyo Co. Ltd.	7,196	166,761
Jm Holdings Co. Ltd.	3,557	50,343
Minebea Mitsumi, Inc.	6,394	156,465
NSD Co. Ltd.	3,072	52,469
Renesas Electronics Corp. (a)	9,387	107,733
Roland Corp.	2,442	93,152
Sony Group Corp.	4,176	467,163
Toyota Motor Corp.	10,209	201,762
TOTAL JAPAN		2,153,980
Kenya - 0.4%
Safaricom Ltd.	450,743	146,412
Korea (South) - 1.5%
Samsung Electronics Co. Ltd.	8,346	519,043
Luxembourg - 0.3%
B&M European Value Retail SA	15,920	121,909
Netherlands - 1.7%
Airbus Group NV (a)	1,674	213,758
Koninklijke Philips Electronics NV	3,439	114,392
NXP Semiconductors NV	1,432	294,190
TOTAL NETHERLANDS		622,340
New Zealand - 0.4%
Auckland International Airport Ltd. (a)	32,877	156,064
South Africa - 0.0%
Thungela Resources Ltd. (a)	395	2,367
Spain - 1.9%
Aena SME SA (a)(b)	1,997	322,680
Amadeus IT Holding SA Class A (a)	5,327	366,286
TOTAL SPAIN		688,966
Sweden - 0.4%
EQT AB	878	34,406
HEXPOL AB (B Shares)	10,318	123,112
TOTAL SWEDEN		157,518
Switzerland - 3.6%
Barry Callebaut AG	22	50,504
Chubb Ltd.	725	143,028
Nestle SA (Reg. S)	2,526	326,204
Roche Holding AG (participation certificate)	1,199	464,012
Sika AG	891	311,738
TOTAL SWITZERLAND		1,295,486
Taiwan - 2.6%
International Games Systems Co. Ltd.	4,076	105,404
MediaTek, Inc.	3,000	119,252
Taiwan Semiconductor Manufacturing Co. Ltd.	30,393	703,303
TOTAL TAIWAN		927,959
United Kingdom - 7.7%
Anglo American PLC (United Kingdom)	4,833	213,065
AstraZeneca PLC sponsored ADR	6,242	363,347
Compass Group PLC	20,976	476,735
Cranswick PLC	1,752	86,821
Diageo PLC	6,615	333,802
Electrocomponents PLC	4,800	72,676
Informa PLC (a)	51,205	387,334
JD Sports Fashion PLC	46,655	119,631
Reckitt Benckiser Group PLC	2,692	218,112
RELX PLC (London Stock Exchange)	9,738	299,545
Starling Bank Ltd. Series D (a)(c)(d)	18,400	56,421
WH Smith PLC (a)	5,180	116,216
TOTAL UNITED KINGDOM		2,743,705
United States of America - 46.7%
AbbVie, Inc.	2,402	328,810
Albertsons Companies, Inc.	900	25,335
Ameren Corp.	2,233	198,156
American Tower Corp.	1,157	290,986
AMETEK, Inc.	762	104,219
Amgen, Inc.	1,700	386,138
Apple, Inc.	10,434	1,823,655
Bank of America Corp.	8,306	383,239
BJ's Wholesale Club Holdings, Inc. (a)	4,036	248,093
BlackRock, Inc. Class A	281	231,246
Bristol-Myers Squibb Co.	5,002	324,580
Burlington Stores, Inc. (a)	229	54,257
Capital One Financial Corp.	2,382	349,511
Cisco Systems, Inc.	4,620	257,195
Citigroup, Inc.	3,590	233,781
Comcast Corp. Class A	5,326	266,247
Costco Wholesale Corp.	482	243,473
Crane Co.	884	91,503
Crown Holdings, Inc.	1,212	138,653
Danaher Corp.	1,584	452,691
Digital Realty Trust, Inc.	918	136,993
Dominion Energy, Inc.	2,239	180,598
Eli Lilly & Co.	1,519	372,747
Exxon Mobil Corp.	3,008	228,488
Fortive Corp.	1,427	100,661
General Electric Co.	1,936	182,913
Gilead Sciences, Inc.	1,910	131,179
Hartford Financial Services Group, Inc.	1,528	109,817
Hess Corp.	1,435	132,436
JPMorgan Chase & Co.	2,679	398,099
Keurig Dr. Pepper, Inc.	3,808	144,514
Kohl's Corp.	3,202	191,191
Lamar Advertising Co. Class A	2,385	264,163
Lowe's Companies, Inc.	1,258	298,586
M&T Bank Corp.	1,292	218,839
Merck & Co., Inc.	2,025	164,997
Microsoft Corp.	4,623	1,437,661
Mondelez International, Inc.	2,641	177,026
MSCI, Inc.	181	97,038
NextEra Energy, Inc.	3,307	258,343
Northrop Grumman Corp.	361	133,534
NRG Energy, Inc.	2,735	109,209
Packaging Corp. of America	1,291	194,463
PG&E Corp. (a)	2,926	37,424
Phillips 66 Co.	1,472	124,811
PNC Financial Services Group, Inc.	1,126	231,945
Procter & Gamble Co.	2,517	403,853
PVH Corp.	925	87,884
Roper Technologies, Inc.	257	112,350
T-Mobile U.S., Inc. (a)	2,114	228,671
Tapestry, Inc.	4,011	152,217
Target Corp.	743	163,779
Tempur Sealy International, Inc.	2,291	91,205
The Coca-Cola Co.	6,938	423,287
The Travelers Companies, Inc.	1,253	208,224
The Walt Disney Co. (a)	1,617	231,182
United Parcel Service, Inc. Class B	1,367	276,421
UnitedHealth Group, Inc.	939	443,743
Valero Energy Corp.	1,878	155,818
Verizon Communications, Inc.	3,669	195,301
Vistra Corp.	6,692	145,953
Walmart, Inc.	1,296	181,194
Watsco, Inc.	121	34,190
WEC Energy Group, Inc.	1,100	106,744
Wells Fargo & Co.	10,059	541,174
TOTAL UNITED STATES OF AMERICA		16,672,633
TOTAL COMMON STOCKS (Cost $24,163,707)		34,093,780

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e) (Cost $1,632,903)	1,632,577	1,632,903

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $25,796,610)	35,726,683
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(62,149)
NET ASSETS - 100.0%	35,664,534

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $470,994 or 1.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,421 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21	32,897

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,121,618	2,424,856	3,913,571	359	-	-	1,632,903	0.0%
Total	3,121,618	2,424,856	3,913,571	359	-	-	1,632,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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